PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	6 Months Ended
Jun. 30, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Summary of property, equipment and software

	As of
	December 31,	As of June 30,
	2024	2025
	US$	US$
Machinery and laboratory equipment	5,116,503	5,134,386
Leasehold improvements	1,030,798	1,035,089
Electronic equipment	1,793,132	1,800,269
Furniture and tools	49,085	49,127
Vehicles	77,767	78,091
Software	358,952	358,385
Total property, equipment and software	8,426,237	8,455,347
Less: accumulated depreciation and amortization	(7,300,848)	(7,553,964)
Net book value	1,125,389	901,383